Warrants - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) - $ / shares $ / shares in Millions	1 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2016
Class Of Warrant Or Right [Line Items]
Dividend yield		0.00%
Warrant
Class Of Warrant Or Right [Line Items]
Fair market value of one share of common stock	$ 249.0
Aggregate exercise price of 50.4 million warrants	$ 504.0
Risk Free Rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Warrant lives in years	1 year 11 months 19 days